Incorporation and principal activities (Details) - EUR (€)	Dec. 31, 2021	Apr. 14, 2021	Feb. 12, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of subsidiaries [line items]
Intangible assets other than goodwill	€ 8,895,834			€ 2,182,825	€ 1,028,223
Internally generated software
Disclosure of subsidiaries [line items]
Intangible assets other than goodwill	4,212,619			€ 2,103,976	€ 967,973
Novigroup Ltd
Disclosure of subsidiaries [line items]
Investments in subsidiaries, joint ventures and associates reported in separate financial statements	€ 500,000
Dicapl LP
Disclosure of subsidiaries [line items]
Other tangible or intangible assets transferred		€ 1,980
Percentage of voting equity interests acquired		99.00%
Komisium Ltd. | Novigroup Ltd
Disclosure of subsidiaries [line items]
Investments in subsidiaries, joint ventures and associates reported in separate financial statements			€ 500,000
Komisium Ltd. | Logflex Limited
Disclosure of subsidiaries [line items]
Investments in subsidiaries, joint ventures and associates reported in separate financial statements			500,000
Komisium Ltd. | Logflex Limited | Internally generated software
Disclosure of subsidiaries [line items]
Intangible assets other than goodwill			2,638,945
Other tangible or intangible assets transferred			1,200
Komisium Ltd. | Sendross Ltd
Disclosure of subsidiaries [line items]
Investments in subsidiaries, joint ventures and associates reported in separate financial statements			€ 200,000